Financial Assets - Financial investments in quoted shares, current derivatives and Non-current loans to EEAA (Details) € in Thousands, $ in Thousands							1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Oct. 02, 2017 USD ($)	Oct. 02, 2017 EUR (€)	Feb. 08, 2017 USD ($)	Feb. 08, 2017 EUR (€)	Apr. 30, 2019	Jun. 30, 2018	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Singulex, Inc.
Financial Assets
Impairment loss recognized in statement of profit and loss | €									€ 35,565
Indirect ownership interest (as a percent)								19.33%
Alkahest, Inc.
Financial Assets
Loans to associates | $										$ 100,000
Interest rate on non-current loans (as a percent)										5.00%
Amount used by the associate											$ 20,000	€ 18,342
Grifols Diagnostics Solutions, Inc. | Singulex, Inc.
Financial Assets
Loans to associates	$ 12,339	€ 11,063	$ 20,000	€ 16,676
Interest rate on non-current loans (as a percent)			5.00%	5.00%
Grifols Worldwide Operations Limited | Interstate Blood Bank, Inc. (USA)
Financial Assets
Loans to associates					$ 11,000	€ 10,809
Interest rate on non-current loans (as a percent)					4.00%	4.00%
Interstate Blood Bank, Inc. (USA)
Financial Assets
Ownership interest in subsidiary (as a percent)							100.00%